Notes to Equity and Liabilities of the Balance Sheet - Additional Information (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 17, 2018	Apr. 26, 2018	Apr. 18, 2018	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of equity and liabilities of balance sheet [line items]
Non-interest bearing payment terms		No more than 30 days
Tax provisions and other provisions		€ 392,000	€ 1,524,000
Current portion of other liability		832,000	3,586,000
Common stock, including treasury stock		31,839,572	€ 29,420,785
Increase in common stock, including treasury stock		€ 2,418,787
Weighted average exercise price per share		€ 31.88
Exercise of Convertible Bonds Issued to Related Parties		€ 32,537
Number of convertible bonds exercised		32,537
Shares issued		31,839,572	29,420,785
Capital increase		€ 178,575,506		€ 112,593,220
Number of ordinary shares of conditional capital		6,459,146	6,491,683
Description of conditional capital		The aggregate nominal amount of the conditional capital created for the purpose of granting subscription rights to employees and members of the management of our Company or of an affiliated company may not exceed 10% of the share capital existing at the time of the shareholders' meeting adopting such resolution.
Treasury shares repurchased		0	0
Treasury stock		€ 10,398,773	€ 11,826,981	€ 14,648,212	€ 15,827,946				€ 14,251,962	€ 6,418,018	€ 3,594,393	€ 1,756,841	€ 9,774
Treasury stock shares		281,036	319,678	396,010	434,670				450,890	339,890	255,415	163,915	79,896
Decrease in treasury stock		€ 1,428,208	€ 2,821,231	€ 3,361,697	€ 3,816,947
Transfer of shares of treasury stock to the Management Board and Senior Management		17,219
Transfer of shares of treasury stock to the Management Board and Senior Management, amount		€ 636,414
Entitlement settled in treasury shares, value		€ 2,100,000
Entitlement settled in treasury shares, number of shares		20,105
Treasury shares transfered to related parties, value		€ 48,713
Treasury shares transfered to related parties, number of shares		1,318
Additional paid-in capital		€ 619,908,453	438,557,856
Increase in additional paid-in capital		181,350,597
Increase in additional paid in capital from the exercise of convertible bonds		1,004,580
Increase in additional paid in capital from allocation of personnel expenses resulting from share-based payments		5,584,969
Revaluation Reserve		0	(105,483)
Change in revaluation reserve		105,483
Change in Fair Value of Equity Instruments through Other Comprehensive Income	[1],[2]	(127,458)	0	0
Foreign Currency Translation Differences from Consolidation	[1],[3]	(83,432)	0	0
Consolidated Net Loss	[1]	(56,172,121)	(69,826,469)	(60,382,776)
Accumulated Deficit		(152,765,728)	(97,375,138)
Additional paid-in capital [member]
Disclosure of equity and liabilities of balance sheet [line items]
Capital increase		176,189,256		109,971,132
Change in Fair Value of Equity Instruments through Other Comprehensive Income		0
Foreign Currency Translation Differences from Consolidation		0
Consolidated Net Loss		0	€ 0	€ 0
Performance share [member]
Disclosure of equity and liabilities of balance sheet [line items]
Decrease in treasury stock		636,414
Authorized Capital 2017-II [member]
Disclosure of equity and liabilities of balance sheet [line items]
Shares issued							311,250	2,075,000
Capital increase		€ 2,386,250
Authorized shares capital cancelled						€ 9,277,658
Ordinary shares [member]
Disclosure of equity and liabilities of balance sheet [line items]
Authorized shares		14,579,885	14,684,291
Authorized Capital 2018-I [member]
Disclosure of equity and liabilities of balance sheet [line items]
Authorized shares amount		€ 11,768,314				€ 11,768,314
Bearer shares [member]
Disclosure of equity and liabilities of balance sheet [line items]
Authorized shares		11,768,314
IFRS9 [member]
Disclosure of equity and liabilities of balance sheet [line items]
Application of IFRS 9 and 15		€ (248,000)
IFRS9 [member] | Additional paid-in capital [member]
Disclosure of equity and liabilities of balance sheet [line items]
Application of IFRS 9 and 15		0
IFRS 15 [member]
Disclosure of equity and liabilities of balance sheet [line items]
Application of IFRS 9 and 15		1,135,014
IFRS 15 [member] | Additional paid-in capital [member]
Disclosure of equity and liabilities of balance sheet [line items]
Application of IFRS 9 and 15		0
Management board [member]
Disclosure of equity and liabilities of balance sheet [line items]
Exercise of Convertible Bonds Issued to Related Parties		€ 32,537
Number of convertible bonds exercised		32,537
Related parties [member]
Disclosure of equity and liabilities of balance sheet [line items]
Decrease in treasury stock		€ 763,076
PwC GmbH [member]
Disclosure of equity and liabilities of balance sheet [line items]
Total fee paid to auditors		1,274,165
Audit fees		468,803
Audit related fees		516,408
Other fees for other services		288,954
Accrued expenses [member]
Disclosure of equity and liabilities of balance sheet [line items]
Accrued personnel expenses for payments to employees and management		5,100,000	€ 5,000,000
Provisions for outstanding invoices		2,800,000	2,600,000
External laboratory services		26,200,000	26,300,000
License payments		100,000	200,000
Audit fees and other audit-related costs		500,000	200,000
Expenses for legal advice		1,500,000	€ 2,100,000
Accounts payable and accrued liability1 [member]
Disclosure of equity and liabilities of balance sheet [line items]
Current portion of other liability		€ 100,000

[1]	In financial years 2017 and 2016, the statement of comprehensive income only comprised components which will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.
[2]	Item will not be reclassified in terms of IAS 1.82A(a)(i) to profit or loss in subsequent periods.
[3]	Item will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.